Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 17,267	$ 14,423	$ 24,385
Private clouds in construction [Member]
Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	16,881	13,629	21,893
Prepayment for equipment [Member]
Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 386	$ 794	$ 858